ROU Assets and Operating Lease Liabilities - Schedule of Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Operating Lease Liabilities [Line Items]
Right-of-use assets	$ 185,684	$ 280,903
Operating lease liabilities
Current	117,818	91,990
Non-current	81,284	197,932
Total operating lease liabilities	$ 199,102	$ 289,922
Weighted average remaining lease terms (in years)	1 year 11 months 1 day	2 years 11 months 1 day
ROU assets obtained in exchange for operating lease liabilities		$ 288,928
Amortization of ROU assets	96,697	71,094	68,678
Interest on operating lease liabilities	10,276	1,722	2,446
Total operating lease expenses, included within Occupancy Costs	$ 106,973	$ 72,816	$ 71,124
Office at China Insurance Group Building, Hong Kong [Member]
Schedule of Operating Lease Liabilities [Line Items]
Office at China Insurance Group Building, Hong Kong	2 years from March 1, 2022 to February 29, 2024
Office at China Insurance Group Building, Hong Kong One [Member]
Schedule of Operating Lease Liabilities [Line Items]
Office at China Insurance Group Building, Hong Kong	3 years from March 1, 2024 to February 28, 2027